Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	001-41596
Entity Registrant Name	Cadrenal Therapeutics, Inc.
Entity Central Index Key	0001937993
Entity Tax Identification Number	88-0860746
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	822 A1A North
Entity Address, Address Line Two	Suite 306
Entity Address, City or Town	Ponte Vedra
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32082
City Area Code	904
Local Phone Number	300-0701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CVKD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false